Income Tax - Schedule of Company’s Deferred Tax Assets and Liabilities Including the Discontinued Operation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 6,126	$ 7,468	$ 4,158
Research and development expenses	557	467	812
Accruals and reserves	51	120	138
Shared-based compensations	1,859	1,821	1,554
Financial income	732	684	793
Financial instruments	206
Leases	17
Fixed asset	11	10	7
Gross deferred tax assets	9,559	10,570	7,462
Valuation allowance	(9,559)	(7,850)	(4,433)
Total deferred tax assets		2,720	3,029
Deferred tax liabilities:
Leases		(1)	(31)
Financial instruments		(2,534)	(2,797)
Financial expenses			(16)
Other		(185)	(185)
Gross deferred tax liabilities		(2,720)	(3,029)
Deferred tax assets (liabilities), net